SALARIES AND EMPLOYEES BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
SALARIES AND EMPLOYEES BENEFITS [Abstract]
Components of Salaries and Employees Benefits
This item consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Salaries	2,245,944	2,090,835	1,958,770
Vacations, medical assistance and others	368,194	342,435	285,891
Bonuses	313,313	280,568	271,712
Workers profit sharing (a)	311,459	165,091	164,716
Additional participation	305,122	342,065	165,859
Social security	245,730	213,640	209,782
Severance indemnities	174,297	159,845	151,725
Share-based payment plans	88,721	73,997	104,499
Total	4,052,780	3,668,476	3,312,954

(a)	The variation corresponds mainly comprises a higher provision of legal profit sharing compared to 2021 by BCP.